Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reporting segments	4
Number of operating segments	4
Receivables from unconsolidated affiliates, current and non-current | $	$ 7	$ 17